UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Short Duration Municipal Income Fund

SEMI-ANNUAL REPORT

APRIL 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Short Duration Municipal Income Fund

Semi-Annual Report • April 30, 2006

What’s Inside	Letter From the Chairman	I

	Fund at a Glance	1

	Fund Expenses	2

	Schedule of Investments	4

	Statement of Assets and Liabilities	10

Fund Objective

The Fund seeks to generate
high current income exempt
from regular federal income
tax* while preserving capital.

*Certain investors may be subject to
the federal Alternative Minimum Tax,
and state and local taxes may apply.
Capital gains, if any, are fully taxable.
Please consult your personal tax advisor.

	Statement of Operations	11

	Statements of Changes in Net Assets	12

	Financial Highlights	13

	Notes to Financial Statements	17

	Additional Shareholder Information	26

“Smith Barney,” “Salomon Brothers” and ”Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Letter from the Chairman

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7% . This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3%. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75% . The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future economic data.

     Both short- and long-term yields rose over the reporting period. During the six months ended April 30, 2006, two-year Treasury yields increased from 4.42% to 4.87% . Over the same period, 10-year Treasury yields moved from 4.58% to 5.07% . During part of the reporting period the yield curve was inverted, with the yield on two-year Treasuries surpassing that of 10-year Treasuries. An inverted yield curve has historically foreshadowed an economic slowdown or recession. However, some experts, including new Chairman Bernanke, believe the inverted yield curve was largely a function of strong foreign demand for longer-term bonds.

Legg Mason Partners Short Duration Municipal Income Fund I

Looking at the municipal market, yields of both short- and longer-term securities also rose over the reporting period. However, unlike the Treasury yield curve, the municipal bond retained a positive slope.

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners Short Duration Municipal Income Fund, excluding sales charges, returned 1.11% . These shares outperformed the Fund’s unmanaged benchmarks, the Lehman Brothers Three-Year Municipal Bond Indexiv and the Lehman Brothers Five-Year Municipal Bond Index,[v] which returned 0.72% and 0.96%, respectively, for the same period. The Lipper Short-Intermediate Municipal Debt Funds Category Average[1] increased 0.78% over the same time frame.

      Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)
6 Months

Short Duration Municipal Income Fund — Class A Shares	1.11%

Lehman Brothers Three-Year Municipal Bond Index	0.72%

Lehman Brothers Five-Year Municipal Bond Index	0.96%

Lipper Short-Intermediate Municipal Debt Funds Category Average	0.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class B shares returned 0.95%, Class C shares returned 0.95% and Class Y shares returned 1.19% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The 30-Day SEC Yield for Class A shares, Class B shares, Class C shares and Class Y shares were 3.26%, 2.98%, 2.97% and 3.46%, respectively.Absent these reimbursements or waivers, the 30-Day SEC yield for Class A shares, Class B shares, Class C shares and Class Y shares would have been 3.21%, 2.60%, 2.78% and 3.43%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time.Absent these reimbursements or waivers, performance would have been lower.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 46 funds in the Fund’s Lipper category, and excluding sales charges.

II Legg Mason Partners Short Duration Municipal Income Fund

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Prior to April 7, 2006, the Fund operated under the name Smith Barney Short Duration Municipal Income Fund. The Fund’s investment strategy and objective have not changed.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 25, 2006

Legg Mason Partners Short Duration Municipal Income Fund III

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

v	The Lehman Brothers Five-Year Municipal Bond Index is a market-value-weighted index representative of the medium term (4 to 6 years) tax-exempt bond market.

IV Legg Mason Partners Short Duration Municipal Income Fund

Fund at a Glance (unaudited)

Investment Breakdown

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.11%	$1,000.00	$1,011.10	0.74%	$3.69

Class B	0.95	1,000.00	1,009.50	1.08	5.38

Class C	0.95	1,000.00	1,009.50	1.08	5.38

Class Y	1.19	1,000.00	1,011.90	0.60	2.99

(1)	For the six months ended April 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.12	0.74%	$3.71

Class B	5.00	1,000.00	1,019.44	1.08	5.41

Class C	5.00	1,000.00	1,019.44	1.08	5.41

Class Y	5.00	1,000.00	1,021.82	0.60	3.01

(1)	For the six months ended April 30, 2006.

(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 88.6%
Arizona — 2.8%
$2,185,000	AAA	Arizona State Transportation Board Revenue, Grant Anticipation Notes,
		Series A, AMBAC-Insured, 4.000% due 7/1/08	$2,198,416

California — 8.3%
6,500,000	AAA	Sacramento County, CA, Sanitation District Finance Authority Revenue,
		Subordinated Lien, Regional County B-4, AMBAC-Insured, 2.950%
		due 6/6/06 (a)(b)	6,496,555

Colorado — 2.2%
1,500,000	A	Denver, CO, City & County Airport Revenue, Series A, 14.000%
		due 11/15/08 (c)	1,724,055

Connecticut — 6.3%
4,900,000	AAA	Connecticut State Airport Revenue, Bradley International Airport,
		FGIC-Insured, 5.000% due 10/1/07 (d)	4,986,632

Florida — 5.2%
4,000,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.000%
		due 10/1/08 (b)(e)(f)	4,102,040

Kentucky — 2.3%
1,750,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority
		Systems Revenue, Series C, FSA-Insured, 5.250% due 7/1/08 (c)(d)	1,798,423

Massachusetts — 4.6%
		Massachusetts Bay Transportation Authority, General Transportation System,
		Series A:
170,000	AA	5.600% due 3/1/08 (g)	175,800
230,000	AA	Unrefunded Balance, 5.600% due 3/1/08	237,641
2,000,000	AAA	Massachusetts State HEFA, Amherst College, Series H, 3.580%
		due 1/11/07 (e)(f)	2,000,000
1,200,000	AA	Massachusetts State, GO, Series A, 5.375% due 8/1/08	1,241,268

		Total Massachusetts	3,654,709

Michigan — 7.8%
6,000,000	A	Michigan State Hospital Finance Authority Revenue,
		Oakwood Obligation Group, 5.000% due 11/1/08 (b)	6,148,260

New Jersey — 0.6%
500,000	BBB	New Jersey EDA Revenue, Cigarette Tax, 5.000% due 6/15/07	505,060

New York — 8.9%
1,210,000	A-	Long Island Power Authority New York Electric Systems Revenue,
		Series A, 5.000% due 6/1/07	1,226,565
700,000	AAA	Montgomery, Otsego, Schoharie Counties, NY, Solid Waste Management
		Authority Revenue, MBIA-Insured, 3.500% due 1/1/08	696,969
		New York City, NY:
		GO:
375,000	A+	Series J, 5.000% due 6/1/09 (g)	389,048
1,875,000	A+	Series J, Unrefunded Balance, 5.000% due 6/1/09	1,935,862

See Notes to Financial Statements.

4 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

New York — 8.9% (continued)
$1,050,000	AAA	Housing Development Corp. Revenue, Capital Funding Program,
		New York City Housing Authority Program, Series A, FGIC-Insured,
		4.000% due 7/1/07	$1,054,336
1,650,000	AAA	New York State Dormitory Authority Revenue, Fashion Institute
		of Technology Student Housing Corp., FGIC-Insured, 5.000%
		due 7/1/09	1,714,350

		Total New York	7,017,130

North Carolina — 0.5%
425,000	AAA	Rutherford County, NC, COP, Rutherford County Schools Project,
		AMBAC-Insured, 2.750% due 3/1/08	415,353

Ohio — 5.1%
455,000	A	Midview, OH, Local School District, COP, School Building Facilities Project,
		4.500% due 11/1/08	461,211
3,495,000	AA	Ohio State Building Authority Revenue, State Facilities, Vern Riffe Center,
		Series A, 5.000% due 10/1/08	3,597,159

		Total Ohio	4,058,370

Puerto Rico — 8.7%
		Puerto Rico Commonwealth Highway & Transportation Authority:
150,000	BBB+	Series A, 5.000% due 7/1/07 (g)	152,188
850,000	BBB+	Series AA, Unrefunded Balance, 5.000% due 7/1/07	859,894
		Puerto Rico Commonwealth, GO, Public Improvement, Series C:
1,500,000	BBB	5.000% due 7/1/08 (e)(f)	1,530,060
3,000,000	BBB	6.000% due 7/1/08 (e)(f)	3,121,590
1,200,000	AAA	FSA-Insured, 5.500% due 7/1/08 (e)(f)	1,245,156

		Total Puerto Rico	6,908,888

Texas — 16.8%
5,000,000	AAA	Cypress-Fairbanks, TX, ISD, GO, PSFG, SPA-BNP Paribas 5.000%
		due 8/15/08 (b)(e)(f)	5,137,500
4,000,000	AAA	Northside, TX, ISD, GO, Series B, PSF-Guaranteed, SPA-Dexia Credit Local,
		3.700% due 8/1/10 (e)(f)	3,956,480
3,000,000	AAA	San Antonio, TX, Hotel Occupancy Tax Subordinated Lien Revenue,
		Series B, AMBAC-Insured, 5.000% due 8/15/08 (e)(f)	3,077,190
1,080,000	AAA	Texas Municipal Power Agency Subordinated Lien Revenue, FGIC-Insured,
		5.000% due 9/1/07	1,097,971

		Total Texas	13,269,141

Virginia — 7.7%
1,000,000	BBB	Peninsula Ports Authority, Coal Terminal Revenue, Dominion Terminal
		Associates Project, 3.300% due 9/30/08 (e)(f)	984,710
5,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed
		11/8/02, 5.500% due 7/1/09 (b)	5,096,750

		Total Virginia	6,081,460

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Wisconsin — 0.8%
$ 600,000	BBB	Badger, WI, Tobacco Asset Securitization Corp. Revenue, 5.500% due 6/1/06	$600,840

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $71,557,258)	69,965,332

SHORT-TERM INVESTMENTS — 10.2%
California — 2.5%
2,000,000	SP-1+	California State GO, RAN, 4.500% due 6/30/06	2,002,640

Michigan — 0.3%
250,000	A-1	Royal Oak Michigan Hospital Finance Authority Revenue, Refunding,
		William Beaumont, Series U, AMBAC-Insured, SPA-Morgan Stanley,
		3.750%, 5/1/06 (i)	250,000

Missouri — 3.6%
2,500,000	MIG1(h)	Missouri Public Utilities Commission, Interim Construction Notes,
		4.000% due 9/15/06	2,503,725
350,000	A-1+	Missouri State HEFA Revenue, Washington University, Series B,
		SPA-JPMorgan Chase, 3.760%, 5/1/06 (i)	350,000

		Total Missouri	2,853,725

New York — 3.8%
3,000,000	MIG1(h)	Syracuse City, NY, RAN, Series D, LOC-JPMorgan Chase,
		4.000% due 6/30/06	3,001,200

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $8,118,762)	8,107,565
		TOTAL INVESTMENTS — 98.8%
		(Cost — $79,676,020#)	78,072,897
		Other Assets in Excess of Liabilities — 1.2%	927,962

		TOTAL NET ASSETS — 100.0%	$79,000,859

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Floating rate security with tender option and resetting interest rate at each auction. The tender option represents the Fund’s abil-
ity to sell the security at each auction. The maturity date shown is the next auction date.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(f)	Maturity date shown represents the mandatory tender date.
(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the
Manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Rating by Moody’s Investors Service.
(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 8 and 9 for definitions of ratings.

See Notes to Financial Statements.

6 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Abbreviations used in this schedule:
AMBAC	—	Ambac Assurance Corporation
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
PSFG	—	Permanent School Fund Guaranty
RAN	—	Revenue Anticipation Notes
SPA	—	Standby Bond Purchase Agreement

Summary of Investments by Industry* (unaudited)

General Obligation	24.6%
Utilities	18.0
Transportation	16.4
Education	11.4
Miscellaneous	9.2
Water & Sewer	8.3
Hospitals	8.2
Housing: Multi-Family	1.4
Escrowed to Maturity	0.9
Solid Waste	0.8
Tobacco	0.8

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of April 30, 2006 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 7

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay inter-
est and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some-
what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay princi-
pal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly
CCC, CC		speculative with respect to capacity to pay interest and repay principal in accordance with the
and C		terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteris-
tics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of invest-
ment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamen-
tally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly pro-
tected nor poorly secured. Interest payments and principal security appear adequate for the pre-
sent but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

8 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature- VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 9

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $71,557,258)	$69,965,332
Short-term investments, at value (Cost — $8,118,762)	8,107,565
Cash	102,757
Interest receivable	1,087,005
Prepaid expenses	30,242

Total Assets	79,292,901

LIABILITIES:
Payable for Fund shares repurchased	100,578
Distributions payable	40,003
Payable to broker - variation margin on open futures contracts	39,844
Investment management fee payable	23,529
Distribution fees payable	15,707
Trustees’ fees payable	2,530
Accrued expenses	69,851

Total Liabilities	292,042

Total Net Assets	$79,000,859
NET ASSETS:
Par value (Note 6)	$162
Paid-in capital in excess of par value	83,402,441
Undistributed net investment income	20,857
Accumulated net realized loss on investments and futures contracts	(2,978,853)
Net unrealized depreciation on investments and futures contracts	(1,443,748)

Total Net Assets	$79,000,859
Shares Outstanding:
Class A	11,711,935

Class B	274,175

Class C	3,974,105

Class Y	219,507

Net Asset Value:
Class A (and redemption price)	$4.88

Class B*	$4.88

Class C*	$4.88

Class Y (and redemption price)	$4.88

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 2.00%)†	$4.98

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Based upon a single purchase of less than $500,000.

See Notes to Financial Statements.

10 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$1,533,597

EXPENSES:
Investment management fee (Note 2)	204,223
Distribution fees (Notes 2 and 4)	110,667
Registration fees	30,102
Shareholder reports (Note 4)	28,086
Legal fees	25,296
Custody fees	24,268
Audit and tax	12,401
Transfer agent fees (Notes 2 and 4)	6,781
Trustees’ fees	2,425
Insurance	1,641
Miscellaneous expenses	5,186

Total Expenses	451,076
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(73,621)

Net Expenses	377,455

Net Investment Income	1,156,142

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(417,104)
Futures contracts	990,508

Net Realized Gain	573,404

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(168,395)
Futures contracts	(591,407)

Change in Net Unrealized Appreciation/Depreciation	(759,802)

Net Loss on Investments and Futures Contracts	(186,398)

Increase in Net Assets From Operations	$969,744

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 11

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited)
and the year ended October 31, 2005

	2006	2005

OPERATIONS:
Net investment income	$1,156,142	$3,166,731
Net realized gain (loss)	573,404	(464,637)
Change in net unrealized appreciation/depreciation	(759,802)	(1,440,710)

Increase in Net Assets From Operations	969,744	1,261,384

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,156,142)	(3,166,731)

Decrease in Net Assets From Distributions to Shareholders	(1,156,142)	(3,166,731)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	6,835,264	35,163,339
Reinvestment of distributions	825,262	2,380,473
Cost of shares repurchased	(32,350,985)	(119,307,164)

Decrease in Net Assets From Fund Share Transactions	(24,690,459)	(81,763,352)

Decrease in Net Assets	(24,876,857)	(83,668,699)
NET ASSETS:
Beginning of period	103,877,716	187,546,415

End of period*	$79,000,859	$103,877,716
*Includes undistributed net investment income of:	$20,857	$20,857

See Notes to Financial Statements.

12 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2006	(2)	2005	2004	2003	(3)

Net Asset Value,
Beginning of Period	$4.89		$4.94	$5.01	$5.00

Income (Loss) From Operations:
Net investment income	0.06		0.11	0.09	0.05
Net realized and unrealized gain (loss)	(0.01)		(0.05)	(0.07)	0.01

Total Income From Operations	0.05		0.06	0.02	0.06

Less Distributions From:
Net investment income	(0.06)		(0.11)	(0.09)	(0.05)

Total Distributions	(0.06)		(0.11)	(0.09)	(0.05)

Net Asset Value, End of Period	$4.88		$4.89	$4.94	$5.01

Total Return(4)	1.11%		1.24%	0.50%	1.10%

Net Assets, End of Period (000s)	$57,186		$74,872	$135,952	$76,033

Ratios to Average Net Assets:
Gross expenses	0.87	%(5)	0.74%	0.78%	1.18	%(5)
Net expenses(6)	0.74	(5)(7)	0.74	0.75 (7)	0.73	(5)(7)
Net investment income	2.64	(5)	2.21	1.90	1.54	(5)

Portfolio Turnover Rate	3%		24%	27%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period March 17, 2003 (inception date) to October 31, 2003.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A will not exceed 0.75%.

(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares(1)	2006	(2)	2005	2004	2003	(3)

Net Asset Value,
Beginning of Period	$4.89		$4.94	$5.01	$5.00

Income (Loss) From Operations:
Net investment income	0.06		0.09	0.08	0.04
Net realized and unrealized gain (loss)	(0.01)		(0.05)	(0.07)	0.01

Total Income From Operations	0.05		0.04	0.01	0.05

Less Distributions From:
Net investment income	(0.06)		(0.09)	(0.08)	(0.04)

Total Distributions	(0.06)		(0.09)	(0.08)	(0.04)

Net Asset Value, End of Period	$4.88		$4.89	$4.94	$5.01

Total Return(4)	0.95%		0.88%	0.16%	0.90%

Net Assets, End of Period (000s)	$1,339		$2,279	$3,483	$2,286

Ratios to Average Net Assets:
Gross expenses	1.32	%(5)	1.14%	1.13%	1.53	%(5)
Net expenses(6)(7)	1.08	(5)	1.10	1.10	1.07	(5)
Net investment income	2.29	(5)	1.87	1.58	1.20	(5)

Portfolio Turnover Rate	3%		24%	27%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period March 19, 2003 (inception date) to October 31, 2003.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future.
results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B will not exceed 1.10%.

See Notes to Financial Statements.

14 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2006	(2)	2005	2004	2003	(3)

Net Asset Value,
Beginning of Period	$4.89		$4.94	$5.01	$5.00

Income (Loss) From Operations:
Net investment income	0.06		0.09	0.08	0.03
Net realized and unrealized gain (loss)	(0.01)		(0.05)	(0.07)	0.01

Total Income From Operations	0.05		0.04	0.01	0.04

Less Distributions From:
Net investment income	(0.06)		(0.09)	(0.08)	(0.03)

Total Distributions	(0.06)		(0.09)	(0.08)	(0.03)

Net Asset Value, End of Period	$4.88		$4.89	$4.94	$5.01

Total Return(4)	0.95%		0.87%	0.14%	0.88%

Net Assets, End of Period (000s)	$19,404		$26,356	$47,838	$39,417

Ratios to Average Net Assets:
Gross expenses	1.33	%(5)	1.17%	1.13%	1.52	%(5)
Net expenses(6)(7)	1.08	(5)	1.10	1.10	1.07	(5)
Net investment income	2.30	(5)	1.84	1.54	1.21	(5)

Portfolio Turnover Rate	3%		24%	27%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period March 18, 2003 (inception date) to October 31, 2003.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C will not exceed 1.10%.

See Notes to Financial Statements.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 15

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class Y Shares(1)	2006	(2)	2005	2004	(3)

Net Asset Value,
Beginning of Period	$4.89		$4.95	$5.02

Income (Loss) From Operations:
Net investment income	0.07		0.12	0.10
Net realized and unrealized loss	(0.01)		(0.06)	(0.07)

Total Income From Operations	0.06		0.06	0.03

Less Distributions From:
Net investment income	(0.07)		(0.12)	(0.10)

Total Distributions	(0.07)		(0.12)	(0.10)

Net Asset Value, End of Period	$4.88		$4.89	$4.95

Total Return(4)	1.19%		1.18%	0.56%

Net Assets, End of Period (000s)	$1,072		$371	$273

Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.65%	0.63	%(5)
Net expenses(6)(7)	0.60	(5)	0.60	0.59	(5)
Net investment income	2.76	(5)	2.41	2.08	(5)

Portfolio Turnover Rate	3%		24%	27%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period November 14, 2003 (inception date) to October 31, 2004.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y will not exceed 0.60%.

See Notes to Financial Statements.

16 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short Duration Municipal Income Fund (formerly known as Smith Barney Short Duration Municipal Income Fund) (the “Fund”). The Fund is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     (b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 17

Notes to Financial Statements (unaudited) (continued)

     (d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (f) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

     (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

     Prior to the Legg Mason transaction, and under the new investment management agreement, effective December 1, 2005, the Fund pays the Manager a fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

     During the six months ended April 30, 2006, the Fund’s Class A, B, C and Y shares had voluntary expense limitations in place of 0.75%, 1.10%, 1.10% and 0.60% respectively.

18 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

These expense limitations are voluntary and can be terminated at any time. During the six months ended April 30, 2006, the Manager waived a portion of its investment management fee and/or reimbursed expenses amounting to $73,621. Such waivers and/or expense reimbursements are voluntary and may be reduced or terminated at any time.

     The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $5,582 to CTB.

     The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM, LMIS and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

     There is a maximum initial sales charge of 2.00% for Class A shares. Class B shares are available only in an exchange from another Legg Mason Partners fund. The contingent deferred sales charge (“CDSC”) on Class B is based on the fund owned prior to the exchange (up to 5.00%); the charge declines by 1.00% per year for 5 years until no CDSC is incurred. Class A and Class C shares acquired in an exchange from another Legg Mason Partners fund subject to a CDSC remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within six months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

     For the period ended April 30, 2006, LMIS, and CGM and its affiliates did not receive any sales charges or CDSCs.

     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

     The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 19

Notes to Financial Statements (unaudited) (continued)

Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other former Trustees received full payments under the Plan. The Fund’s allocated share of the liability at April 30, 2006 was $2,748.

3. Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,423,932

Sales	28,061,182

     At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$639
Gross unrealized depreciation	(1,603,762)

Net unrealized depreciation	$(1,603,123)

     At April 30, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. 5 Year Treasury Notes	255	6/06	$26,719,219	$26,559,844	$159,375

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution and/or service fee calculated at the annual rate of 0.15%, 0.50% and 0.50% of the average daily net assets of Class A, B and C shares, respectively. Distribution fees are accrued daily and paid monthly.

20 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     For the six months ended April 30, 2006, class specific expenses were as follows:

			Shareholder
		Transfer	Reports
	Distribution Fees	Agent Fees	Expenses

Class A	$ 49,215	$2,140	$12,999
Class B	4,247	385	884
Class C	57,205	4,200	14,156
Class Y	—	56	47

Total	$110,667	$6,781	$28,086

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2006	October 31, 2005

Net Investment Income
Class A	$ 865,433	$2,446,558
Class B	19,413	49,820
Class C	263,487	662,620
Class Y	7,809	7,733

Total	$1,156,142	$3,166,731

6. Shares of Beneficial Interest

At April 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 21

Notes to Financial Statements (unaudited) (continued)

     Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005

	Shares	Amount	Shares	Amount

Class A
Shares sold	1,008,483	$4,922,107	5,254,432	$25,845,898
Shares issued on reinvestment	126,622	617,684	380,176	1,863,544
Shares repurchased	(4,734,215)	(23,091,216)	(17,823,442)	(87,363,573)

Net Decrease	(3,599,110)	$ (17,551,425)	(12,188,834)	$(59,654,131)

Class B
Shares sold	11,545	$56,336	89,147	$438,175
Shares issued on reinvestment	2,542	12,401	6,214	30,438
Shares repurchased	(206,130)	(1,004,956)	(333,819)	(1,640,873)

Net Decrease	(192,043)	$(936,219)	(238,458)	$(1,172,260)

Class C
Shares sold	236,592	$1,154,021	1,786,578	$8,779,266
Shares issued on reinvestment	40,011	195,177	99,255	486,491
Shares repurchased	(1,691,837)	(8,254,813)	(6,172,321)	(30,302,718)

Net Decrease	(1,415,234)	$ (6,905,615)	(4,286,488)	$(21,036,961)

Class Y
Shares sold	143,812	$702,800	20,446	$100,000

Net Increase	143,812	$702,800	20,446	$100,000

7. Capital Loss Carryforward

On October 31, 2005, the Fund had a net capital loss carryforward of approximately $2,801,475 which expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

8. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent

22 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

     The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 23

Notes to Financial Statements (unaudited) (continued)

damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of SBFM and its affiliates to continue to render services to the funds under their respective contracts.

* * *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Funds’ investment managers believe the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

24 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

10. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds or SBFM’s ability to perform investment management services relating to the Funds.

Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report 25

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement for Legg Mason Partners Short Duration Municipal Income Fund. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Shareholders.

Approval of New Management Agreement

				Broker
Item Voted On	Votes For	Votes Against	Abstentions	Non-Votes

New Management
Agreement	67,251,181.644	3,167,818.074	1,953,078.080	297,816.640

26 Legg Mason Partners Short Duration Municipal Income Fund 2006 Semi-Annual Report

(This page intentionally left blank.)

(This page intentionally left blank.)

Legg Mason Partners Short Duration Municipal Income Fund

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund
Donald M. Carlton	Management LLC
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA	DISTRIBUTORS
Chairman	Citigroup Global Markets Inc.
Stephen Randolph Gross	Legg Mason Investor Services, LLC
Diana R. Harrington
Susan B. Kerley	CUSTODIAN
Alan G. Merten	State Street Bank
R. Richardson Pettit	& Trust Company

OFFICERS	TRANSFER AGENT
R. Jay Gerken, CFA	PFPC Inc.
President and	4400 Computer Drive
Chief Executive Officer	Westborough, Massachusetts 01581

Andrew B. Shoup	INDEPENDENT REGISTERED
Senior Vice President and	PUBLIC ACCOUNTING FIRM
Chief Administrative Officer	KPMG LLP
345 Park Avenue
Frances M. Guggino	New York, New York 10154
Chief Financial Officer and
Treasurer

Joseph P. Deane
Investment Officer

David T. Fare
Investment Officer

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

Legg Mason Partners Short Duration Municipal Income Fund

The Fund is a separate investment fund of Legg Mason Partners Trust II, a Massachusetts business trust.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
Legg Mason Partners Funds
125 Broad Street, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund's website at www.leggmason.com/InvestorServices and (3) on the SEC's website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund's former Smith Barney Trust II — Smith Barney Short Duration Municipal Income Fund name.

This report is submitted for general information of the shareholders of Legg Mason Partners Short Duration Municipal Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC
Member NASD, SIPC

FD02771 6/06 SR06-50

LEGG MASON

ITEM 2.		CODE OF ETHICS.

Not Applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.		SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.
ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.		CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.		EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006